Performance Management - Philotimo Focused Growth and Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the Russell 3000® Index, and the Russell 2000® Index, which is the Fund’s secondary benchmark index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the Russell 3000® Index, and the Russell 2000® Index, which is the Fund’s secondary benchmark index.
Bar Chart [Heading]	Year By Year Annual Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 24.14% (quarter ended 12/31/2024) and the Fund’s lowest return for a calendar quarter was -15.54% (quarter ended 06/30/2022).

The year-to-date return of the Fund as of June 30, 2025 was -7.43%.

Year to Date Return, Label [Optional Text]	The year-to-date return of the Fund
Bar Chart, Year to Date Return	(7.43%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	24.14%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(15.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance [Table]
Average Annual Total Returns as of December 31, 2024
	1 Year	Since Inception (8/20/2021)
Return Before Taxes	24.56%	5.21%
Return After Taxes on Distributions	23.73%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	14.54%	3.64%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[1]	23.81%	9.20%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	2.29%
[1]	In connection with the newly adopted SEC regulations applicable to the Fund, the Russell 3000® Index is the Fund’s broad-based securities market index. The Fund will continue to show the performance for the Russell 2000® Index, the Fund’s previous broad-based securities market index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	800-673-0550